Insurance (Separate Accounts - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Separate Accounts [Line Items]
Separate account assets	$ 195,578,000,000	$ 187,152,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Participating Policies as Percentage of Gross Insurance in Force	4.00%	4.00%
Funding Agreements and Participating Close Out Contracts Included in Separate Accounts with a Guaranteed Minimum Return or Account Value
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	2.35%	2.37%
Pass Through Separate Accounts
Schedule Separate Accounts [Line Items]
Separate account assets	$ 134,500,000,000	$ 130,400,000,000
Separate Accounts With Minimum Return Or Account Value
Schedule Separate Accounts [Line Items]
Separate account assets	$ 61,100,000,000	$ 56,800,000,000